UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22255

Columbia ETF Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of March

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

Columbia EM Core ex-China ETF

XCEM | NYSE Arca, Inc.

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia EM Core ex-China ETF (the Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia EM Core ex-China ETF	$19	0.16%

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology, consumer discretionary and communication services sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the consumer discretionary and communication services sectors and a larger allocation to the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Taiwan Semiconductor Manufacturing, a Taiwanese semiconductor company; Samsung Electronics, a South Korean technology company; and SK Hynix, a South Korean semiconductor company, contributed to relative performance during the annual period. Zero weights in Tencent and Alibaba, two Chinese technology companies, also contributed to relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, materials and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the financials, real estate and energy sectors detracted from the Fund’s relative performance.

Individual holdings | Fund positions in International Holding Company, a United Arab Emirates investment holding company; ICICI Bank, an Indian bank; and Infosys, an Indian technology company, detracted from relative performance during the annual period. A zero weight in Anglogold Ashanti, a South African gold miner, and an underweight allocation in Vale, a Brazilian metals and mining company, also detracted from relative performance.

Columbia EM Core ex-China ETF | ASR274-00_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia EM Core ex-China ETF during the stated time period.

Growth of $10,000

Table Summary
	Columbia EM Core ex-China ETF - Net Asset Value ($24,596)	MSCI Emerging Markets Index (Net) ($21,190)	Beta Thematic Emerging Markets ex-China Index ($24,466)
03/16	$10,000	$10,000	$10,000
04/16	$10,245	$10,054	$10,149
05/16	$9,694	$9,679	$9,624
06/16	$10,259	$10,066	$10,189
07/16	$10,782	$10,573	$10,792
08/16	$10,947	$10,835	$10,902
09/16	$11,022	$10,975	$10,986
10/16	$11,319	$11,001	$11,183
11/16	$10,617	$10,495	$10,464
12/16	$10,767	$10,518	$10,629
01/17	$11,368	$11,093	$11,212
02/17	$11,659	$11,433	$11,568
03/17	$11,883	$11,722	$11,845
04/17	$12,093	$11,978	$12,031
05/17	$12,379	$12,332	$12,239
06/17	$12,474	$12,456	$12,276
07/17	$13,071	$13,199	$12,897
08/17	$13,214	$13,493	$13,143
09/17	$13,195	$13,440	$13,082
10/17	$13,514	$13,911	$13,461
11/17	$13,600	$13,939	$13,460
12/17	$14,176	$14,439	$14,004
01/18	$15,347	$15,643	$14,993
02/18	$14,842	$14,921	$14,474
03/18	$14,587	$14,644	$14,174
04/18	$14,420	$14,579	$13,982
05/18	$13,525	$14,062	$13,196
06/18	$13,062	$13,478	$12,672
07/18	$13,650	$13,774	$13,255
08/18	$13,379	$13,402	$13,014
09/18	$13,494	$13,331	$12,985
10/18	$12,719	$12,170	$11,962
11/18	$12,885	$12,671	$12,335
12/18	$12,747	$12,336	$12,158
01/19	$13,811	$13,416	$13,072
02/19	$13,618	$13,446	$12,894
03/19	$13,655	$13,559	$12,978
04/19	$13,967	$13,844	$13,295
05/19	$13,419	$12,839	$12,788
06/19	$14,258	$13,641	$13,479
07/19	$14,026	$13,474	$13,291
08/19	$13,360	$12,817	$12,586
09/19	$13,779	$13,062	$12,998
10/19	$14,478	$13,613	$13,616
11/19	$14,301	$13,594	$13,531
12/19	$15,258	$14,608	$14,457
01/20	$14,401	$13,927	$13,703
02/20	$13,232	$13,193	$12,525
03/20	$10,481	$11,161	$9,792
04/20	$11,546	$12,183	$10,945
05/20	$11,738	$12,276	$11,202
06/20	$12,337	$13,179	$11,989
07/20	$13,342	$14,356	$12,995
08/20	$13,314	$14,674	$12,969
09/20	$13,160	$14,438	$12,753
10/20	$13,210	$14,736	$12,776
11/20	$15,181	$16,099	$14,729
12/20	$16,780	$17,282	$16,278
01/21	$16,897	$17,812	$16,282
02/21	$17,410	$17,948	$16,733
03/21	$17,667	$17,677	$16,954
04/21	$17,980	$18,117	$17,484
05/21	$18,376	$18,537	$18,053
06/21	$18,633	$18,569	$18,088
07/21	$18,130	$17,320	$17,584
08/21	$18,750	$17,773	$18,177
09/21	$17,952	$17,067	$17,503
10/21	$17,924	$17,235	$17,470
11/21	$17,282	$16,533	$16,932
12/21	$18,113	$16,843	$17,689
01/22	$17,964	$16,524	$17,474
02/22	$17,321	$16,030	$17,004
03/22	$17,498	$15,668	$17,074
04/22	$16,171	$14,797	$15,792
05/22	$16,484	$14,862	$15,987
06/22	$14,343	$13,874	$13,893
07/22	$14,890	$13,840	$14,415
08/22	$14,987	$13,898	$14,518
09/22	$13,438	$12,269	$12,942
10/22	$13,916	$11,888	$13,355
11/22	$15,471	$13,651	$14,941
12/22	$14,853	$13,459	$14,372
01/23	$15,967	$14,522	$15,453
02/23	$15,285	$13,580	$14,808
03/23	$15,722	$13,991	$15,212
04/23	$15,734	$13,833	$15,232
05/23	$15,996	$13,600	$15,514
06/23	$16,521	$14,117	$16,080
07/23	$17,192	$14,996	$16,823
08/23	$16,434	$14,072	$16,078
09/23	$15,955	$13,704	$15,634
10/23	$15,320	$13,171	$14,983
11/23	$16,842	$14,226	$16,502
12/23	$17,868	$14,782	$17,517
01/24	$17,260	$14,095	$16,978
02/24	$17,774	$14,766	$17,531
03/24	$18,288	$15,132	$18,044
04/24	$17,998	$15,199	$17,684
05/24	$17,898	$15,285	$17,613
06/24	$18,866	$15,888	$18,543
07/24	$18,967	$15,935	$18,639
08/24	$19,227	$16,193	$18,931
09/24	$19,362	$17,274	$19,112
10/24	$18,831	$16,506	$18,474
11/24	$18,235	$15,913	$17,923
12/24	$18,076	$15,891	$17,723
01/25	$18,494	$16,175	$18,127
02/25	$17,966	$16,253	$17,628
03/25	$17,851	$16,356	$17,532
04/25	$18,427	$16,571	$18,161
05/25	$19,410	$17,278	$19,170
06/25	$20,646	$18,317	$20,453
07/25	$20,810	$18,674	$20,648
08/25	$20,731	$18,913	$20,640
09/25	$21,932	$20,266	$21,718
10/25	$23,557	$21,113	$23,336
11/25	$22,945	$20,608	$22,810
12/25	$24,038	$21,225	$23,843
01/26	$26,289	$23,104	$26,198
02/26	$28,621	$24,373	$28,623
03/26	$24,596	$21,190	$24,466
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Columbia EM Core ex-China ETF — Net Asset ValueFootnote Reference(a)	37.78	6.84	9.42
MSCI Emerging Markets Index (Net)	29.55	3.69	7.80
Beta Thematic Emerging Markets ex-China Index	39.55	7.61	9.36
Footnote	Description
Footnote(a)	Columbia Management has been the Fund’s investment manager since September 1, 2016. Performance prior to September 1, 2016 is attributable to the Fund’s previous investment manager.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,473,006,321
Total number of portfolio holdings	332
Investment management fees (represents 0.16% of Fund average net assets)	$2,027,937
Portfolio turnover for the reporting period	32%

Columbia EM Core ex-China ETF | ASR274-00_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Taiwan	29.6%
South Korea	18.6%
India	18.2%
Brazil	5.4%
Saudi Arabia	4.5%
South Africa	4.3%
Mexico	3.5%
United Arab Emirates	3.5%
Thailand	2.1%
Malaysia	1.6%
Other	7.5%

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	16.9%
Samsung Electronics Co. Ltd.	6.6%
SK Hynix, Inc.	3.9%
Delta Electronics, Inc.	1.3%
ICICI Bank Ltd.	1.3%
Hon Hai Precision Industry Co. Ltd.	1.1%
MediaTek, Inc.	1.1%
International Holding Co. PJSC	1.1%
Al Rajhi Bank	1.1%
Itau Unibanco Holding SA	0.8%

Sector Allocation

Table Summary
Information Technology	37.9%
Financials	22.6%
Industrials	8.7%
Materials	6.0%
Consumer Discretionary	5.0%
Communication Services	4.4%
Energy	4.3%
Consumer Staples	3.3%
Health Care	2.9%
Utilities	2.0%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002832

Columbia EM Core ex-China ETF | ASR274-00_(05/26) |

Columbia India Consumer ETF

INCO | NYSE Arca, Inc.

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia India Consumer ETF (the Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia India Consumer ETF	$71	0.75%

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary and consumer staples sectors helped the Fund’s relative performance during the annual period.

Allocations | A larger allocation to the consumer discretionary sector and no allocation to the information technology and financials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in TVS Motor Co., a motorcycle company; Titan Co., a fashion accessories company; Hero MotoCorp, a motorcycle company; and Eicher Motors, an auto company, contributed to the Fund’s relative performance during the annual period. A zero weight in HDFC Bank also contributed to relative performance.

Top Performance Detractors

Allocations | A larger weighting in consumer staples and zero weights in the energy and materials sectors detracted from relative performance.

Individual holdings | The Fund’s positions in Trent, a fashion and lifestyle retailer; Varun Beverages, which manufactures, bottles and distributes beverages; ITC, a diversified conglomerate known for tobacco; Indian Hotels Co., a hospitality company; and Tata Motors Passenger Vehicles, an auto company, were top detractors from relative performance during the period.

Columbia India Consumer ETF | ASR279-00_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia India Consumer ETF during the stated time period.

Growth of $10,000

Table Summary
	Columbia India Consumer ETF - Net Asset Value ($21,707)	MSCI India Index (Net) ($21,197)	Indxx India Consumer Index ($26,479)
03/16	$10,000	$10,000	$10,000
04/16	$10,032	$10,048	$10,039
05/16	$10,350	$10,236	$10,363
06/16	$10,709	$10,372	$10,731
07/16	$11,300	$10,961	$11,334
08/16	$11,457	$11,088	$11,500
09/16	$11,560	$10,986	$11,611
10/16	$11,576	$10,932	$11,636
11/16	$10,433	$10,117	$10,497
12/16	$10,501	$10,109	$10,573
01/17	$11,041	$10,549	$11,123
02/17	$11,558	$11,172	$11,652
03/17	$12,306	$11,840	$12,465
04/17	$12,846	$12,068	$13,027
05/17	$13,248	$12,280	$13,445
06/17	$13,366	$12,184	$13,576
07/17	$13,993	$13,123	$14,225
08/17	$13,922	$13,024	$14,166
09/17	$13,655	$12,544	$13,906
10/17	$14,590	$13,469	$14,870
11/17	$15,162	$13,374	$15,466
12/17	$16,054	$14,027	$16,390
01/18	$15,749	$14,510	$16,090
02/18	$14,964	$13,537	$15,296
03/18	$14,723	$13,052	$15,081
04/18	$15,591	$13,589	$15,983
05/18	$15,029	$13,100	$15,440
06/18	$14,720	$12,973	$15,126
07/18	$15,312	$13,818	$15,763
08/18	$15,341	$13,951	$15,832
09/18	$13,242	$12,681	$13,613
10/18	$12,551	$11,796	$12,903
11/18	$14,036	$13,019	$14,448
12/18	$14,197	$13,002	$14,632
01/19	$13,103	$12,752	$13,574
02/19	$13,164	$12,756	$13,643
03/19	$13,541	$13,933	$14,068
04/19	$13,377	$14,011	$13,906
05/19	$13,213	$14,041	$13,743
06/19	$13,271	$14,003	$13,815
07/19	$12,389	$13,273	$12,894
08/19	$12,302	$12,885	$12,804
09/19	$13,332	$13,281	$13,869
10/19	$14,323	$13,855	$14,943
11/19	$13,567	$13,778	$14,128
12/19	$13,692	$13,987	$14,266
01/20	$13,783	$13,877	$14,377
02/20	$12,747	$12,868	$13,290
03/20	$9,939	$9,633	$10,339
04/20	$11,365	$11,188	$11,834
05/20	$11,604	$10,877	$12,094
06/20	$12,240	$11,616	$12,769
07/20	$12,831	$12,822	$13,427
08/20	$13,444	$13,271	$14,148
09/20	$13,576	$13,353	$14,276
10/20	$13,205	$13,503	$13,889
11/20	$14,602	$14,668	$15,478
12/20	$15,618	$16,163	$16,641
01/21	$15,906	$15,786	$17,052
02/21	$16,116	$16,612	$17,353
03/21	$16,466	$16,989	$17,637
04/21	$15,870	$16,831	$16,995
05/21	$17,360	$18,291	$18,756
06/21	$17,408	$18,163	$18,815
07/21	$17,337	$18,320	$18,747
08/21	$18,331	$20,324	$19,904
09/21	$18,629	$20,447	$20,367
10/21	$18,791	$20,284	$20,596
11/21	$18,101	$19,668	$19,789
12/21	$18,694	$20,403	$20,429
01/22	$18,452	$20,124	$20,154
02/22	$17,695	$19,318	$19,303
03/22	$17,325	$20,024	$18,827
04/22	$17,574	$19,689	$19,196
05/22	$17,664	$18,542	$19,230
06/22	$16,641	$17,291	$18,158
07/22	$18,113	$18,903	$19,918
08/22	$18,725	$19,680	$20,710
09/22	$17,937	$18,415	$19,776
10/22	$17,940	$18,887	$19,832
11/22	$18,244	$19,868	$20,178
12/22	$17,310	$18,780	$19,146
01/23	$17,508	$18,218	$19,346
02/23	$16,959	$17,386	$18,734
03/23	$16,913	$17,587	$18,726
04/23	$17,908	$18,320	$19,946
05/23	$18,773	$18,853	$21,086
06/23	$19,813	$19,739	$22,392
07/23	$20,027	$20,329	$22,704
08/23	$19,893	$19,941	$22,606
09/23	$20,286	$20,275	$23,100
10/23	$20,141	$19,672	$22,949
11/23	$21,829	$20,987	$25,118
12/23	$23,217	$22,687	$26,945
01/24	$23,629	$23,234	$27,489
02/24	$24,682	$23,871	$28,936
03/24	$25,158	$24,064	$29,584
04/24	$25,581	$24,622	$30,137
05/24	$25,657	$24,796	$30,340
06/24	$27,617	$26,520	$32,986
07/24	$29,008	$27,574	$34,865
08/24	$29,190	$27,864	$35,662
09/24	$30,184	$28,453	$37,308
10/24	$27,332	$26,102	$33,034
11/24	$27,023	$25,994	$32,575
12/24	$26,415	$25,231	$31,714
01/25	$25,523	$24,334	$30,443
02/25	$22,774	$22,383	$27,127
03/25	$24,419	$24,486	$29,168
04/25	$25,995	$25,665	$31,148
05/25	$25,963	$25,953	$31,222
06/25	$26,443	$26,745	$31,904
07/25	$25,776	$25,381	$31,087
08/25	$26,549	$24,587	$32,336
09/25	$26,423	$24,710	$32,307
10/25	$26,631	$25,795	$32,119
11/25	$26,533	$26,019	$32,578
12/25	$26,509	$25,892	$32,491
01/26	$24,859	$24,571	$30,423
02/26	$25,735	$24,918	$31,690
03/26	$21,707	$21,197	$26,479
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Columbia India Consumer ETF — Net Asset ValueFootnote Reference(a)	(11.11)	5.68	8.06
MSCI India Index (Net)	(13.43)	4.53	7.80
Indxx India Consumer Index	(9.22)	8.47	10.23
Footnote	Description
Footnote(a)	Columbia Management has been the Fund’s investment manager since September 1, 2016. Performance prior to September 1, 2016 is attributable to the Fund’s previous investment manager.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$213,191,193
Total number of portfolio holdings	31
Investment management fees (represents 0.75% of Fund average net assets)	$2,181,639
Portfolio turnover for the reporting period	20%

Columbia India Consumer ETF | ASR279-00_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
India	100.3%

Top Holdings

Table Summary
Eternal Ltd.	5.4%
Titan Co. Ltd.	5.1%
ITC Ltd.	5.1%
Hindustan Unilever Ltd.	5.0%
Nestle India Ltd.	5.0%
Bajaj Auto Ltd.	4.9%
Mahindra & Mahindra Ltd.	4.8%
Maruti Suzuki India Ltd.	4.7%
Eicher Motors Ltd.	4.7%
TVS Motor Co. Ltd.	4.7%

Sector Allocation

Table Summary
Consumer Discretionary	63.1%
Consumer Staples	37.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002832

Columbia India Consumer ETF | ASR279-00_(05/26) |

Columbia Research Enhanced Emerging Economies ETF

ECON | NYSE Arca, Inc.

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Research Enhanced Emerging Economies ETF (the Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Emerging Economies ETF	$54	0.47%

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, energy and consumer staples sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the consumer discretionary and health care sectors and a larger allocation to the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in SK Hynix, a South Korean semiconductor company; Samsung Electronics, a South Korean technology company; and Delta Electronics, a Taiwanese electronics manufacturer, contributed to relative performance during the annual period. An underweight in Alibaba Group, a Chinese technology company, and a zero weight in HDFC Bank, an Indian bank, also contributed to relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, consumer discretionary and health care sectors hurt the Fund’s relative performance during the annual period.

Allocations | A smaller weighting in the materials sector and larger weightings in the communication services and financials sectors detracted from relative performance.

Individual holdings | Fund positions in Bharti Airtel, an Indian telecom company; Xiaomi, a Chinese technology company; and Kweichow Moutai, a Chinese liquor company, detracted from relative performance during the annual period. An underweight in Taiwan Semiconductor Manufacturing, a Taiwanese semiconductor company, and a zero weight in Anglogold Ashanti, a South African gold miner, also detracted from relative performance.

Columbia Research Enhanced Emerging Economies ETF | ASR277-00_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia Research Enhanced Emerging Economies ETF during the stated time period.

Growth of $10,000

Table Summary
	Columbia Research Enhanced Emerging Economies ETF - Net Asset Value ($13,807)	MSCI Emerging Markets Index (Net) ($21,190)	Combined Current and Former Indices ($14,497)
03/16	$10,000	$10,000	$10,000
04/16	$10,097	$10,054	$10,109
05/16	$9,827	$9,679	$9,838
06/16	$10,235	$10,066	$10,218
07/16	$10,836	$10,573	$10,845
08/16	$10,898	$10,835	$10,912
09/16	$10,912	$10,975	$10,936
10/16	$10,792	$11,001	$10,830
11/16	$9,876	$10,495	$9,915
12/16	$9,947	$10,518	$9,991
01/17	$10,339	$11,093	$10,383
02/17	$10,741	$11,433	$10,801
03/17	$11,035	$11,722	$11,102
04/17	$11,387	$11,978	$11,434
05/17	$11,860	$12,332	$11,950
06/17	$11,637	$12,456	$11,742
07/17	$12,194	$13,199	$12,300
08/17	$12,234	$13,493	$12,345
09/17	$12,274	$13,440	$12,398
10/17	$12,185	$13,911	$12,333
11/17	$12,315	$13,939	$12,471
12/17	$12,619	$14,439	$12,796
01/18	$13,017	$15,643	$13,207
02/18	$12,391	$14,921	$12,577
03/18	$11,787	$14,644	$11,958
04/18	$11,751	$14,579	$11,938
05/18	$11,214	$14,062	$11,401
06/18	$10,981	$13,478	$11,168
07/18	$11,120	$13,774	$11,328
08/18	$10,332	$13,402	$10,512
09/18	$10,024	$13,331	$10,206
10/18	$9,241	$12,170	$9,408
11/18	$9,496	$12,671	$9,684
12/18	$9,246	$12,336	$9,433
01/19	$10,173	$13,416	$10,368
02/19	$10,209	$13,446	$10,415
03/19	$10,245	$13,559	$10,490
04/19	$10,484	$13,844	$10,742
05/19	$9,770	$12,839	$10,018
06/19	$10,335	$13,641	$10,609
07/19	$10,145	$13,474	$10,417
08/19	$9,888	$12,817	$10,155
09/19	$9,960	$13,062	$10,237
10/19	$10,313	$13,613	$10,628
11/19	$10,340	$13,594	$10,649
12/19	$10,812	$14,608	$11,155
01/20	$10,550	$13,927	$10,865
02/20	$10,141	$13,193	$10,444
03/20	$9,029	$11,161	$9,306
04/20	$9,672	$12,183	$9,977
05/20	$9,842	$12,276	$10,156
06/20	$10,536	$13,179	$10,888
07/20	$11,234	$14,356	$11,626
08/20	$11,721	$14,674	$12,147
09/20	$11,492	$14,438	$11,918
10/20	$11,708	$14,736	$12,150
11/20	$12,342	$16,099	$12,818
12/20	$13,110	$17,282	$13,630
01/21	$13,521	$17,812	$14,074
02/21	$13,434	$17,948	$13,985
03/21	$12,823	$17,677	$13,361
04/21	$12,888	$18,117	$13,430
05/21	$12,791	$18,537	$13,494
06/21	$13,078	$18,569	$13,646
07/21	$11,843	$17,320	$12,351
08/21	$12,199	$17,773	$12,737
09/21	$11,584	$17,067	$12,119
10/21	$11,908	$17,235	$12,459
11/21	$11,408	$16,533	$11,936
12/21	$11,217	$16,843	$11,740
01/22	$11,161	$16,524	$11,688
02/22	$10,581	$16,030	$11,149
03/22	$9,973	$15,668	$10,439
04/22	$9,945	$14,797	$10,420
05/22	$10,090	$14,862	$10,583
06/22	$10,025	$13,874	$10,519
07/22	$9,880	$13,840	$10,368
08/22	$10,011	$13,898	$10,520
09/22	$9,048	$12,269	$9,505
10/22	$8,313	$11,888	$8,738
11/22	$9,468	$13,651	$9,959
12/22	$9,461	$13,459	$9,952
01/23	$10,229	$14,522	$10,766
02/23	$9,432	$13,580	$9,926
03/23	$9,781	$13,991	$10,297
04/23	$9,595	$13,833	$10,114
05/23	$9,385	$13,600	$9,819
06/23	$9,886	$14,117	$10,370
07/23	$10,444	$14,996	$10,916
08/23	$9,886	$14,072	$10,329
09/23	$9,638	$13,704	$10,071
10/23	$9,370	$13,171	$9,795
11/23	$9,929	$14,226	$10,401
12/23	$10,155	$14,782	$10,657
01/24	$9,607	$14,095	$10,079
02/24	$9,981	$14,766	$10,476
03/24	$10,005	$15,132	$10,540
04/24	$10,039	$15,199	$10,557
05/24	$10,073	$15,285	$10,589
06/24	$10,165	$15,888	$10,784
07/24	$10,199	$15,935	$10,831
08/24	$10,407	$16,193	$11,082
09/24	$11,047	$17,274	$11,806
10/24	$10,606	$16,506	$11,256
11/24	$10,247	$15,913	$10,936
12/24	$10,240	$15,891	$10,913
01/25	$10,430	$16,175	$11,016
02/25	$10,513	$16,253	$11,098
03/25	$10,630	$16,356	$11,200
04/25	$10,674	$16,571	$11,253
05/25	$11,114	$17,278	$11,772
06/25	$11,710	$18,317	$12,447
07/25	$11,934	$18,674	$12,657
08/25	$12,100	$18,913	$12,828
09/25	$12,984	$20,266	$13,724
10/25	$13,541	$21,113	$14,328
11/25	$13,184	$20,608	$13,988
12/25	$13,668	$21,225	$14,438
01/26	$14,822	$23,104	$15,610
02/26	$15,821	$24,373	$16,619
03/26	$13,807	$21,190	$14,497
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Columbia Research Enhanced Emerging Economies ETF — Net Asset ValueFootnote Reference(a)Footnote Reference(b)	29.88	1.49	3.28
MSCI Emerging Markets Index (Net)	29.55	3.69	7.80
Beta Advantage® Research Enhanced Solactive Emerging Economies Index	29.43	N/A	18.51Footnote Reference(c)
Combined Current and Former Indices	29.43	1.65Footnote Reference(d)	3.78Footnote Reference(d)
Footnote	Description
Footnote(a)	Effective June 28, 2024 (Index Change Date), the Fund tracks and compares its performance to that of the Beta Advantage® Research Enhanced Solactive Emerging Economies Index (the Current Index). If the Fund's strategies effective at the Index Change Date had been in place for the prior periods, results shown may have been different. The Current Index commenced operations on May 2, 2024. For periods prior to February 3, 2025, the Fund sought to track the performance of its index, which was not calculated in the manner that the Current Index is currently calculated. As a result, the performance of the Fund and the Current Index for periods prior to that date is not representative of the performance they would have achieved had the Fund sought to track the performance of the Current Index as currently calculated.
Footnote(b)	Columbia Management has been the Fund’s investment manager since September 1, 2016. Performance prior to September 1, 2016 is attributable to the Fund’s previous investment manager.
Footnote(c)	The Index performance is for the period from June 28, 2024 through March 31, 2026.
Footnote(d)	The Combined Current Index and the Dow Jones Emerging Markets Consumer Titans™ Index (the Former Index) performance represents the Fund's Former Index performance until June 28, 2024 and the Fund's Current Index performance for the period from June 28, 2024 through March 31, 2026.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$284,665,411
Total number of portfolio holdings	249
Investment management fees (represents 0.47% of Fund average net assets)	$917,699
Portfolio turnover for the reporting period	39%

Columbia Research Enhanced Emerging Economies ETF | ASR277-00_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
China	26.9%
Taiwan	20.4%
South Korea	16.0%
India	11.6%
Brazil	4.7%
South Africa	3.9%
Saudi Arabia	2.6%
United Arab Emirates	2.5%
Mexico	2.1%
Thailand	1.5%
Other	7.0%

Top Holdings

Table Summary
Samsung Electronics Co. Ltd.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
SK Hynix, Inc.	4.5%
Tencent Holdings Ltd.	2.8%
Delta Electronics, Inc.	2.0%
China Construction Bank Corp., Class H	1.7%
Hon Hai Precision Industry Co. Ltd.	1.7%
MediaTek, Inc.	1.6%
Kweichow Moutai Co. Ltd., Class A	1.4%
PDD Holdings, Inc.	1.3%

Sector Allocation

Table Summary
Information Technology	31.1%
Financials	24.7%
Communication Services	9.0%
Consumer Discretionary	8.1%
Materials	6.9%
Industrials	6.5%
Energy	3.9%
Consumer Staples	3.5%
Health Care	2.7%
Utilities	1.6%
Other	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002832

Columbia Research Enhanced Emerging Economies ETF | ASR277-00_(05/26) |

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett, Amrit Kanwal and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett, Mr. Kanwal and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant’s investment advisor ($)
	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Audit fees (a)	51,940	50,319	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	22,155	21,105	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	0	0

(a) Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c) Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d) All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is a listed issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of such Act. The members of such committee are J. Kevin Connaughton, Patricia M. Flynn, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett, Amrit Kanwal and Sandra L. Yeager.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
BLANKK
Annual Financial Statements and Additional
Information
March 31, 2026 BLANKK
Columbia EM Core ex-China ETF
Columbia India Consumer ETF
Columbia Research Enhanced Emerging Economies ETF

Table of Contents
Columbia ETF Trust II | 2026
Portfolio of Investments and Financial Statements
Columbia EM Core ex-China ETF .............................................................................................................................................................. 3
Portfolio of Investments and Financial Statements
Columbia India Consumer ETF ............................................................................................................................................................... 15
Portfolio of Investments and Financial Statements

Portfolio of Investments
Columbia EM Core ex-China ETF, March 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Issuer . Shares . Value ($)
Common Stocks 96 .3%
Argentina 0.1%
Vista Energy SAB de CV
(a)
19,279 1,437,480
Brazil 2.9%
Ambev SA 1,115,833 3,258,640
B3 SA - Brasil Bolsa Balcao 1,517,091 5,345,604
Banco BTG Pactual SA 796,491 8,585,773
Banco Santander Brasil SA 888,983 5,216,143
Embraer SA 365,690 5,388,762
Lojas Renner SA 307,336 880,465
PRIO SA
(a)
84,781 1,074,953
Rede D'Or Sao Luiz SA
(b)
222,225 1,658,405
Suzano SA 245,938 2,444,332
TOTVS SA 250,634 1,676,989
Vale SA 54,092 854,376
Vibra Energia SA 330,804 2,003,088
WEG SA 481,879 4,707,178
Total 43,094,708
Chile 0.4%
Empresas Copec SA 453,695 3,109,797
Latam Airlines Group SA 113,484,823 2,772,369
Total 5,882,166
China 0.1%
Airtac International Group 33,411 1,037,758
Colombia 0.1%
Interconexion Electrica SA ESP 186,441 1,426,909
Czech Republic 0.1%
CEZ AS 22,342 1,257,441
Egypt 0.1%
Commercial International Bank - Egypt (CIB) 443,688 983,625
Greece 0.6%
Alpha Bank SA 617,651 2,255,954
Eurobank SA 688,128 2,702,070
National Bank of Greece SA 219,311 3,344,354
Total 8,302,378
Hungary 0.6%
OTP Bank Nyrt 72,904 7,704,486
Issuer . Shares . Value ($)
Common Stocks (continued)
Richter Gedeon Nyrt 49,424 1,745,956
Total 9,450,442
India 18.2%
ABB India Ltd. 25,230 1,580,454
Adani Enterprises Ltd. 68,555 1,271,230
Adani Green Energy Ltd.
(a)
113,819 968,284
Adani Ports & Special Economic Zone Ltd. 299,660 4,146,957
Adani Power Ltd.
(a)
1,287,698 2,042,287
Aditya Birla Capital Ltd.
(a)
447,502 1,378,852
Ambuja Cements Ltd. 239,015 1,011,134
Ashok Leyland Ltd. 933,683 1,517,243
Asian Paints Ltd. 76,221 1,739,968
AU Small Finance Bank Ltd.
(b)
117,731 1,046,001
Aurobindo Pharma Ltd. 142,350 1,957,657
Avenue Supermarts Ltd.
(a),(b)
30,919 1,289,846
Axis Bank Ltd. 449,616 5,504,965
Bajaj Auto Ltd. 15,379 1,423,853
Bajaj Finance Ltd. 488,927 4,131,835
Bajaj Finserv Ltd. 77,268 1,329,337
Bharat Electronics Ltd. 910,090 3,844,305
Bharat Forge Ltd. 101,800 1,797,328
Bharat Petroleum Corp. Ltd. 660,290 1,956,183
Bharti Airtel Ltd. 496,327 9,326,989
Britannia Industries Ltd. 14,521 830,242
BSE Ltd. 38,662 1,093,841
CG Power & Industrial Solutions Ltd. 261,506 1,806,028
Cholamandalam Investment & Finance Co. Ltd. 113,391 1,619,534
Cipla Ltd. 115,388 1,489,297
Coal India Ltd. 610,551 2,899,592
Coforge Ltd. 54,892 645,112
Colgate-Palmolive India Ltd. 44,666 842,331
Crompton Greaves Consumer Electricals Ltd. 375,627 885,517
Cummins India Ltd. 57,144 2,711,197
Divi's Laboratories Ltd. 34,973 2,192,801
Dixon Technologies India Ltd.
(b)
10,904 1,112,027
DLF Ltd. 202,858 1,078,145
Dr. Reddy's Laboratories Ltd. 112,240 1,484,996

Portfolio of Investments
(continued)
Columbia EM Core ex-China ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Eicher Motors Ltd. 23,642 1,641,626
Eternal Ltd.
(a)
1,529,607 3,692,715
Glenmark Pharmaceuticals Ltd. 70,650 1,587,840
Godrej Consumer Products Ltd. 105,229 1,092,577
Godrej Properties Ltd.
(a)
61,775 958,258
Grasim Industries Ltd. 75,711 2,041,630
Havells India Ltd. 97,582 1,224,909
HCL Technologies Ltd. 137,484 1,944,660
HDFC Bank Ltd. ADR 438,179 10,901,894
HDFC Life Insurance Co. Ltd.
(b)
141,881 883,458
Hero MotoCorp Ltd. 34,592 1,846,511
Hindalco Industries Ltd. 356,118 3,320,746
Hindustan Aeronautics Ltd.
(b)
40,882 1,503,064
Hindustan Petroleum Corp. Ltd. 330,062 1,167,151
Hindustan Unilever Ltd. 141,614 3,068,517
ICICI Bank Ltd. ADR 719,912 18,645,722
ICICI Lombard General Insurance Co. Ltd.
(b)
49,178 886,927
IDBI Bank Ltd. 2,104,801 1,364,755
IDFC First Bank Ltd. 1,900,680 1,179,299
Indian Hotels Co. Ltd. 185,064 1,114,008
Indian Oil Corp. Ltd. 1,262,948 1,802,904
Indus Towers Ltd.
(a)
348,833 1,537,864
IndusInd Bank Ltd.
(a)
194,152 1,540,238
Infosys Ltd. ADR 809,724 10,939,371
InterGlobe Aviation Ltd.
(b)
32,891 1,367,500
ITC Ltd. 1,167,780 3,542,169
Jindal Stainless Ltd. 195,013 1,461,743
Jindal Steel Ltd. 195,109 2,289,707
JSW Steel Ltd. 232,773 2,754,783
Kotak Mahindra Bank Ltd. 986,102 3,674,149
Kwality Wall's India Ltd.
(a)
127,879 30,295
Larsen & Toubro Ltd. 125,046 4,619,710
Laurus Labs Ltd.
(b)
183,126 1,916,622
Lodha Developers Ltd.
(b)
76,026 542,649
Lupin Ltd. 74,850 1,826,017
Mahindra & Mahindra Ltd. 192,760 6,004,803
Maruti Suzuki India Ltd. 19,477 2,527,013
Max Healthcare Institute Ltd. 136,892 1,388,855
National Aluminium Co. Ltd. 749,699 3,051,793
NTPC Ltd. 1,135,371 4,436,804
Issuer . Shares . Value ($)
Common Stocks (continued)
Oberoi Realty Ltd. 64,689 967,790
Oil & Natural Gas Corp. Ltd. 1,018,806 3,057,532
PB Fintech Ltd.
(a)
83,750 1,260,726
Persistent Systems Ltd. 20,427 1,050,373
Petronet LNG Ltd. 433,100 1,134,477
Phoenix Mills Ltd. 71,755 1,139,547
PI Industries Ltd. 28,826 826,285
Polycab India Ltd. 22,914 1,653,284
Power Grid Corp. of India Ltd. 1,015,153 3,169,117
Prestige Estates Projects Ltd. 59,734 709,449
Rail Vikas Nigam Ltd.
(b)
179,919 473,562
Reliance Industries Ltd. 265,694 3,764,584
Samvardhana Motherson International Ltd. 1,826,282 2,023,280
SBI Life Insurance Co. Ltd.
(b)
70,331 1,317,880
Shriram Finance Ltd. 343,984 3,162,809
Siemens Ltd.
(a)
40,974 1,267,900
Solar Industries India Ltd. 7,141 909,181
Sona Blw Precision Forgings Ltd.
(b)
239,931 1,218,011
SRF Ltd. 42,719 1,098,053
State Bank of India GDR
(b)
73,739 7,801,586
Sun Pharmaceutical Industries Ltd. 210,626 3,902,128
Sundaram Finance Ltd. 19,553 902,006
Supreme Industries Ltd. 25,304 999,128
Suzlon Energy Ltd.
(a)
2,997,005 1,250,006
Tata Consultancy Services Ltd. 192,776 4,794,363
Tata Consumer Products Ltd. 104,906 1,122,404
Tata Motors Ltd.
(a)
547,386 2,278,448
Tata Motors Passenger Vehicles Ltd. 190,004 593,357
Tata Power Co. Ltd. 505,471 2,018,447
Tata Steel Ltd. 2,225,912 4,502,573
Tech Mahindra Ltd. 77,116 1,125,250
Titan Co. Ltd. 76,098 3,170,244
Trent Ltd. 42,529 1,477,796
Tube Investments of India Ltd. 37,280 989,417
TVS Motor Co. Ltd. 65,379 2,318,659
UltraTech Cement Ltd. 22,016 2,494,096
United Spirits Ltd. 58,923 757,157
UPL Ltd. 182,628 1,093,568
Varun Beverages Ltd. 387,887 1,570,789
Vedanta Ltd. 711,925 4,914,861

Portfolio of Investments
(continued)
Columbia EM Core ex-China ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Voltas Ltd. 84,675 1,136,276
Total 268,693,023
Indonesia 1.1%
Bank Central Asia Tbk. PT 16,827,402 6,386,580
Bank Negara Indonesia Persero Tbk. PT 7,713,247 1,706,541
Bank Rakyat Indonesia Persero Tbk. PT 10,123,840 1,983,723
Chandra Asri Pacific Tbk. PT 1,844,583 515,565
Dian Swastatika Sentosa Tbk. PT
(a)
401,735 1,560,182
GoTo Gojek Tokopedia Tbk. PT
(a)
305,774,568 917,621
United Tractors Tbk. PT 1,968,299 3,596,204
Total 16,666,416
Kuwait 0.8%
Boubyan Bank KSCP 922,363 2,040,758
Gulf Bank KSCP 1,776,930 1,888,275
Kuwait Finance House KSCP 1,442,296 3,750,156
Mabanee Co. KPSC 707,224 2,074,158
National Bank of Kuwait SAKP 753,828 2,232,753
Total 11,986,100
Malaysia 1.6%
CIMB Group Holdings Bhd. 681,585 1,270,923
IHH Healthcare Bhd. 3,865,624 8,573,303
Malayan Banking Bhd. 1,118,483 3,138,050
Public Bank Bhd. 913,468 1,055,824
Tenaga Nasional Bhd. 2,876,799 9,875,897
Total 23,913,997
Mexico 3.5%
America Movil SAB de CV 5,023,270 6,342,604
Arca Continental SAB de CV 202,521 2,320,491
Cemex SAB de CV 2,413,777 2,749,390
Coca-Cola Femsa SAB de CV 176,245 1,706,621
Fibra Uno Administracion SA de CV 1,074,422 1,737,156
Fomento Economico Mexicano SAB de CV 481,413 5,280,427
Grupo Aeroportuario del Centro Norte SAB de CV 146,091 2,080,247
Grupo Aeroportuario del Pacifico SAB de CV,
Class B 123,680 3,031,074
Grupo Aeroportuario del Sureste SAB de CV,
Class B 53,917 1,805,083
Grupo Carso SAB de CV 151,566 1,130,938
Grupo Financiero Banorte SAB de CV, Class O 480,863 5,298,115
Grupo Financiero Inbursa SAB de CV, Class O 541,966 1,356,304
Issuer . Shares . Value ($)
Common Stocks (continued)
Grupo Mexico SAB de CV 1,039,726 11,060,289
Industrias Penoles SAB de CV
(a)
70,826 3,127,273
Prologis Property Mexico SA de CV 287,495 1,247,248
Qualitas Controladora SAB de CV 95,297 908,680
Wal-Mart de Mexico SAB de CV 166,883 538,347
Total 51,720,287
Philippines 0.5%
Manila Electric Co. 455,577 4,630,762
SM Investments Corp. 317,432 3,239,635
Total 7,870,397
Poland 1.6%
Bank Polska Kasa Opieki SA 27,255 1,590,097
ORLEN SA 81,130 2,923,513
Powszechna Kasa Oszczednosci Bank Polski SA 453,343 10,562,459
Powszechny Zaklad Ubezpieczen SA 451,812 7,763,597
Total 22,839,666
Qatar 0.9%
Al Rayan Bank 2,251,405 1,350,472
Barwa Real Estate Co. 1,265,034 806,064
Qatar Fuel QSC 595,578 2,368,572
Qatar Gas Transport Co. Ltd. 1,292,814 1,488,103
Qatar Islamic Bank QPSC 399,548 2,485,516
Qatar National Bank QPSC 871,554 4,078,901
Total 12,577,628
Russia 0.0%
Gazprom PJSC
(a),(c),(d),(e),(f)
251,024 —
LUKOIL PJSC
(a),(c),(d),(e),(f)
14,277 —
MMC Norilsk Nickel PJSC ADR
(a),(d),(e),(f)
19,108 0
Mobile TeleSystems PJSC ADR
(a),(d),(e),(f)
49,482 0
Total 0
Saudi Arabia 4.5%
Al Rajhi Bank 560,895 15,933,328
Almarai Co. JSC 160,302 1,875,302
Bupa Arabia for Cooperative Insurance Co. 34,968 1,640,027
Co. for Cooperative Insurance 36,912 1,259,057
Dar Al Arkan Real Estate Development Co.
(a)
369,867 1,788,916
Dr. Sulaiman Al Habib Medical Services Group
Co. 22,395 1,542,096
Elm Co. 7,122 1,017,266

Portfolio of Investments
(continued)
Columbia EM Core ex-China ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Etihad Etisalat Co. 140,676 2,447,941
Riyad Bank 319,608 2,510,804
Saudi Arabian Mining Co.
(a)
355,282 6,135,019
Saudi Arabian Oil Co.
(b)
844,767 6,168,154
Saudi Awwal Bank 289,202 2,874,603
Saudi Investment Bank 306,997 1,082,335
Saudi National Bank 774,434 8,630,504
Saudi Telecom Co. 498,851 5,649,727
Umm Al Qura for Development & Construction
Co.
(a)
302,769 1,331,261
Yanbu National Petrochemical Co. 440,579 4,189,058
Total 66,075,398
South Africa 4.3%
Absa Group Ltd. 109,012 1,536,007
Bid Corp. Ltd. 173,818 4,138,732
Bidvest Group Ltd. 250,370 3,328,272
Exxaro Resources Ltd. 202,043 2,651,257
FirstRand Ltd. 1,644,022 8,273,174
Gold Fields Ltd. 229,991 10,218,089
Harmony Gold Mining Co. Ltd. 206,151 3,083,082
Impala Platinum Holdings Ltd. 227,111 3,170,068
Mr. Price Group Ltd. 87,922 787,767
MTN Group Ltd. 440,144 5,025,626
Naspers Ltd., Class N 230,426 11,603,213
Shoprite Holdings Ltd. 261,467 4,212,799
Sibanye Stillwater Ltd. 812,688 2,423,227
Standard Bank Group Ltd. 184,951 3,289,519
Total 63,740,832
South Korea 18.6%
Alteogen, Inc. 8,153 1,817,811
Celltrion, Inc. 24,811 3,194,417
Doosan Enerbility Co. Ltd.
(a)
122,314 7,330,934
Hana Financial Group, Inc. 105,620 7,350,956
Hanwha Aerospace Co. Ltd. 6,063 4,944,137
HD Hyundai Electric Co. Ltd. 6,200 3,367,871
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd. 8,758 1,966,998
HLB, Inc.
(a)
44,454 1,468,594
HMM Co. Ltd. 131,281 1,677,387
HYBE Co. Ltd. 7,712 1,505,493
Issuer . Shares . Value ($)
Common Stocks (continued)
Hyundai Mobis Co. Ltd. 13,010 3,210,773
Hyundai Motor Co. 37,075 10,783,738
Hyundai Rotem Co. Ltd. 13,656 1,511,241
Kakao Corp. 99,594 2,978,099
KakaoBank Corp. 73,700 1,152,427
KB Financial Group, Inc. 109,405 10,135,846
Kia Corp. 70,936 6,724,713
LG Chem Ltd. 13,388 2,613,529
LG Energy Solution Ltd.
(a)
9,661 2,488,339
Meritz Financial Group, Inc.
(a)
23,391 1,701,275
NAVER Corp. 46,208 6,079,007
Samsung Biologics Co. Ltd.
(a),(b)
2,537 2,491,201
Samsung C&T Corp. 19,294 3,193,307
Samsung Electro-Mechanics Co. Ltd. 11,623 3,092,333
Samsung Electronics Co. Ltd. 893,053 97,488,630
Samsung Episholdings Co. Ltd.
(a)
1,251 403,483
Samsung Fire & Marine Insurance Co. Ltd. 5,610 1,613,427
Samsung Heavy Industries Co. Ltd.
(a)
140,622 2,244,773
Samsung SDI Co. Ltd.
(a)
17,196 4,580,661
Shinhan Financial Group Co. Ltd. 160,034 9,163,309
SK Hynix, Inc. 108,219 57,018,727
SK Square Co. Ltd.
(a)
18,596 5,663,849
SK Telecom Co. Ltd. 27,820 1,387,685
Woori Financial Group, Inc. 93,574 1,958,050
Total 274,303,020
Taiwan 29.6%
Accton Technology Corp. 119,041 5,622,518
Acer, Inc. 725,931 618,756
Advantech Co. Ltd. 89,538 892,019
Alchip Technologies Ltd. 33,949 2,638,826
ASE Technology Holding Co. Ltd. 848,302 8,716,522
Asia Vital Components Co. Ltd. 122,837 7,646,093
Asustek Computer, Inc. 152,614 2,620,741
Catcher Technology Co. Ltd. 507,790 2,986,066
Cathay Financial Holding Co. Ltd. 1,940,900 4,267,916
Chang Hwa Commercial Bank Ltd. 7,640,777 4,875,566
Chunghwa Telecom Co. Ltd. 1,823,746 7,587,057
CTBC Financial Holding Co. Ltd. 6,820,078 10,943,697
Delta Electronics, Inc. 438,683 18,935,957

Portfolio of Investments
(continued)
Columbia EM Core ex-China ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
E Ink Holdings, Inc. 188,523 804,923
E.Sun Financial Holding Co. Ltd. 2,058,363 2,044,198
Elite Material Co. Ltd. 76,897 6,253,744
eMemory Technology, Inc. 32,433 2,668,089
Eva Airways Corp. 1,470,073 1,561,119
Evergreen Marine Corp. Taiwan Ltd. 257,849 1,609,036
Far Eastern New Century Corp. 4,286,630 3,526,381
Far EasTone Telecommunications Co. Ltd. 1,862,780 5,354,691
Fortune Electric Co. Ltd. 48,503 1,193,990
Fubon Financial Holding Co. Ltd. 1,243,698 3,345,575
Gigabyte Technology Co. Ltd. 179,990 1,252,667
Hon Hai Precision Industry Co. Ltd. 2,801,353 16,429,580
KGI Financial Holding Co. Ltd. 2,185,830 1,316,147
Largan Precision Co. Ltd. 40,536 2,732,408
Lite-On Technology Corp. 446,255 1,961,177
MediaTek, Inc. 343,320 16,000,838
Mega Financial Holding Co. Ltd. 1,249,620 1,502,906
Novatek Microelectronics Corp. 127,752 1,516,481
PharmaEssentia Corp. 55,742 1,046,143
President Chain Store Corp. 416,195 2,922,608
Quanta Computer, Inc. 504,454 4,394,446
Realtek Semiconductor Corp. 75,737 1,132,383
Taiwan Business Bank 12,375,512 5,806,465
Taiwan Mobile Co. Ltd. 1,455,299 4,961,764
Taiwan Semiconductor Manufacturing Co. Ltd. 4,520,056 248,836,365
Tatung Co. Ltd. 527,861 515,147
Uni-President Enterprises Corp. 2,356,446 5,233,271
United Microelectronics Corp. 3,316,538 5,861,257
Wan Hai Lines Ltd. 294,460 710,130
Wistron Corp. 614,260 2,353,671
Wiwynn Corp. 26,640 2,749,828
Yang Ming Marine Transport Corp. 626,184 1,018,504
Total 436,967,666
Thailand 2.1%
Airports of Thailand PCL 2,090,500 3,296,119
Bangkok Dusit Medical Services PCL 2,382,300 1,358,012
Central Pattana PCL 1,666,200 3,144,965
Charoen Pokphand Foods PCL 1,897,871 1,202,714
Delta Electronics Thailand PCL 969,100 7,610,579
Issuer . Shares . Value ($)
Common Stocks (continued)
Kasikornbank PCL 292,783 1,695,620
Krung Thai Bank PCL 2,142,696 2,273,935
PTT Exploration & Production PCL 712,100 3,487,088
PTT PCL 3,580,500 3,799,803
Siam Cement PCL 379,600 2,382,571
Total 30,251,406
Turkey 0.5%
BIM Birlesik Magazalar AS 139,334 2,139,504
Haci Omer Sabanci Holding AS 1,014,889 2,039,817
Turkiye Petrol Rafinerileri AS 422,911 2,455,413
Total 6,634,734
United Arab Emirates 3.5%
Abu Dhabi Commercial Bank PJSC 707,175 2,379,518
Abu Dhabi Islamic Bank PJSC 603,937 3,386,901
ADNOC Drilling Co. PJSC 1,317,425 1,836,282
Adnoc Gas PLC 2,301,428 2,004,892
Aldar Properties PJSC
(a)
1,002,860 2,126,774
Dubai Islamic Bank PJSC
(a)
1,376,045 2,742,125
Emaar Properties PJSC 1,376,613 4,384,715
Emirates Integrated Telecommunications Co.
PJSC 506,103 1,377,788
Emirates NBD Bank PJSC 518,667 3,777,078
Emirates Telecommunications Group Co. PJSC 657,184 3,334,852
First Abu Dhabi Bank PJSC 1,473,581 6,819,720
International Holding Co. PJSC
(a)
150,322 15,959,922
Modon Holding PSC
(a)
1,146,355 905,025
Total 51,035,592
Total Common Stocks
(Cost $ 1,023,252,588 ) 1,418,149,069
1 1
Preferred Stocks 2 .5%
Brazil 2.5%
Banco Bradesco SA 1,542,711 5,663,358
Itau Unibanco Holding SA 1,458,699 12,145,695
Itausa SA 3,369,675 9,021,163
Petroleo Brasileiro SA
- Petrobras 1,095,155 10,207,144
Total 37,037,360
Total Preferred Stocks
(Cost $ 25,267,426 ) 37,037,360
1 1

Portfolio of Investments
(continued)
Columbia EM Core ex-China ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Security
Acquisition
Date
Shares
Cost ($)
Value ($)
Gazprom PJSC
04/19/2016-02/16/2022
251,024
961,853
—
LUKOIL PJSC
04/19/2016-02/16/2022
14,277
1,117,736
—
MMC Norilsk Nickel PJSC ADR
06/19/2020-02/16/2022
19,108
569,160
0
Mobile TeleSystems PJSC ADR
06/19/2020-02/16/2022
49,482
421,211
0
3,069,960
0
Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For
Issuer . Shares . Value ($)
Warrants 0 .0%
Malaysia 0.0%
YTL Corp. Bhd., expiring 06/02/2028
(a)
231,020 29,099
Total Warrants
(Cost $ – ) 29,099
1 1
Issuer . Shares . Value ($)
Money Market Funds 0 .8%
Goldman Sachs Financial Square Funds -
Treasury Instruments Fund, Institutional Class,
3.541%
(g)
12,383,755 12,383,755
1 1 1
Total Money Market Funds
(Cost $ 12,383,755 ) 12,383,755
1 1
Total Investments in Securities
(Cost $ 1,060,903,769 )
1,467,599,283
Other Assets & Liabilities, Net 5,407,038
Net Assets 1,473,006,321
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $31,676,893, which represents 2.15% of total net assets.
(c) As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.
(d) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The
Fund will not incur any registration costs upon such a trade. At March 31, 2026, the total market value of these securities amounted to $0, which represents less than
0.01% of total net assets. Additional information on these securities is as follows:
(e) Valuation based on significant unobservable inputs.
(f) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(g) The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
ADR American Depositary Receipt
GDR Global Depositary Receipt
PJSC Private Joint Stock Company

Portfolio of Investments
(continued)
Columbia EM Core ex-China ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2026:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Argentina 1,437,480 — — 1,437,480
Brazil 43,094,708 — — 43,094,708
Chile 5,882,166 — — 5,882,166
China 1,037,758 — — 1,037,758
Colombia 1,426,909 — — 1,426,909
Czech Republic 1,257,441 — — 1,257,441
Egypt 983,625 — — 983,625
Greece 8,302,378 — — 8,302,378
Hungary 9,450,442 — — 9,450,442
India 268,693,023 — — 268,693,023
Indonesia 16,666,416 — — 16,666,416
Kuwait 11,986,100 — — 11,986,100
Malaysia 23,913,997 — — 23,913,997
Mexico 51,720,287 — — 51,720,287
Philippines 7,870,397 — — 7,870,397
Poland 22,839,666 — — 22,839,666
Qatar 12,577,628 — — 12,577,628
Russia — — 0
(a)
0
(a)
Saudi Arabia 66,075,398 — — 66,075,398
South Africa 63,740,832 — — 63,740,832
South Korea 274,303,020 — — 274,303,020
Taiwan 436,967,666 — — 436,967,666
Thailand 30,251,406 — — 30,251,406
Fair value measurements (continued)

Portfolio of Investments
(continued)
Columbia EM Core ex-China ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Turkey 6,634,734 — — 6,634,734
United Arab Emirates 51,035,592 — — 51,035,592
Total Common Stocks 1,418,149,069 — 0
(a)
1,418,149,069
Preferred Stocks
Brazil 37,037,360 — — 37,037,360
Total Preferred Stocks 37,037,360 — — 37,037,360
Warrants
Malaysia — 29,099 — 29,099
Total Warrants — 29,099 — 29,099
Money Market Funds 12,383,755 — — 12,383,755
Total Investments in Securities 1,467,570,184 29,099 0
(a)
1,467,599,283
(a) Rounds to zero.
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia EM Core ex-China ETF
March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $1,060,903,769) $ 1,467,599,283
Foreign currency (cost $210,313) 210,588
Receivable for: –
Dividends 5,209,239
Foreign tax reclaims 222,394
Other 81,624
Total assets 1,473,323,128
Liabilities
Due to custodian 103,907
Payable for: —
Investment management fees 212,900
Total liabilities 316,807
Net assets applicable to outstanding capital stock $ 1,473,006,321
Represented by:
Paid in capital
$ 1,144,938,012
Total distributable earnings (loss) 328,068,309
Total - representing net assets applicable to outstanding capital stock $ 1,473,006,321
Net assets
$ 1,473,006,321
Shares outstanding
37,550,000
Net asset value per share
$ 39.23

Statement of Operations
Columbia EM Core ex-China ETF
Year Ended March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Net investment income
Income:
Dividends - unaffiliated issuers $ 38,095,684
Foreign taxes withheld (5,036,868)
Total income 33,058,816
Expenses:
Investment management fees 2,027,937
Overdraft fees 1,641
Total expenses 2,029,578
Total net expenses 2,029,578
Net investment income 31,029,238
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers (26,994,769)
In-kind transactions 7,737,517
Foreign currency translations (1,139,343)
Net realized loss (20,396,595)
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers 359,869,819
Foreign currency translations (22,469)
Foreign capital gains tax (186,590)
Net change in unrealized appreciation 359,660,760
Net realized and unrealized gain 339,264,165
Net increase in net assets resulting from operations 370,293,403

Statement of Changes in Net Assets
Columbia EM Core ex-China ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Year Ended
March 31, 2026
Year Ended
March 31, 2025
Operations – –
Net investment income $ 31,029,238 $ 29,555,883
Net realized loss (20,396,595) (31,323,205)
Net change in unrealized appreciation (depreciation) 359,660,760 (28,274,798)
Net increase (decrease) in net assets resulting from operations 370,293,403 (30,042,120)
Distributions to Shareholders – –
Net investment income and net realized gains (40,729,895) (31,015,776)
Total distributions to shareholders (40,729,895) (31,015,776)
Increase in net assets from capital stock activity 92,368,885 167,564,999
Total increase in net assets 421,932,393 106,507,103
Net Assets: – –
Net assets at beginning of year 1,051,073,928 944,566,825
Net assets at end of year $ 1,473,006,321 $ 1,051,073,928
Year Ended
March 31, 2026
Year Ended
March 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Shares sold 6,500,000 252,031,209 7,750,000 244,556,489
Shares redeemed (4,650,000) (159,662,324) (2,550,000) (76,991,490)
Net increase 1,850,000 92,368,885 5,200,000 167,564,999

Financial Highlights
Columbia EM Core ex-China ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Year Ended March 31,
2026 2025 2024 2023 2022
Per share data
Net asset value, beginning of year $ 29 .44 $ 30 .97 $ 26 .96 $ 30 .73 $ 31 .65
Income (loss) from investment operations:
Net investment income 0 .89 0 .82 0 .80 0 .86 0 .80
Net realized and unrealized gain (loss) 10 .15 ( 1 .53 ) 3 .58 ( 4 .01 ) ( 1 .10 )
Total from investment operations 11 .04 ( 0 .71 ) 4 .38 ( 3 .15 ) ( 0 .30 )
Less distributions to shareholders from:
Net investment income ( 1 .25 ) ( 0 .82 ) ( 0 .37 ) ( 0 .62 ) ( 0 .58 )
Net realized gains — — — — ( 0 .04 )
Total distributions to shareholders ( 1 .25 ) ( 0 .82 ) ( 0 .37 ) ( 0 .62 ) ( 0 .62 )
Net asset value, end of year $ 39 .23 $ 29 .44 $ 30 .97 $ 26 .96 $ 30 .73
Total Return at NAV 37 .78% ( 2 .39 ) % 16 .32% ( 10 .15 ) % ( 0 .96 ) %
Ratios to average net assets
Total gross expenses
(a)
0 .16%
(b)
0 .16%
(c)
0 .16%
(c)
0 .16%
(c)
0 .16%
(c)
Total net expenses
(a) ,(d)
0 .16%
(b)
0 .16%
(c)
0 .16%
(c)
0 .16%
(c)
0 .16%
(c)
Net investment income 2 .45% 2 .61% 2 .79% 3 .28% 2 .53%
Supplemental data
Net assets, end of year (in thousands) $ 1,473,006 $ 1,051,074 $ 944,567 $ 173,900 $ 95,264
Portfolio turnover 32% 20% 14% 19% 13%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Ratios include less than 0.01% attributed to fees outside the unitary fee (as defined in Note 3).
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the unitary fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Portfolio of Investments
Columbia India Consumer ETF, March 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Issuer . Shares . Value ($)
Common Stocks 100 .3%
Consumer Discretionary 63.1%
Apparel Retail 3.8%
Trent Ltd. 233,442 8,111,631
Apparel, Accessories & Luxury Goods 5.1%
Titan Co. Ltd. 259,379 10,805,732
Automobile Manufacturers 14.6%
Hyundai Motor India Ltd. 170,120 3,189,007
Mahindra & Mahindra Ltd. 329,924 10,277,694
Maruti Suzuki India Ltd. 77,736 10,085,734
Tata Motors Passenger Vehicles Ltd. 2,461,493 7,686,914
Total 31,239,349
Automotive Parts & Equipment 6.6%
Bharat Forge Ltd. 281,678 4,973,160
Bosch Ltd. 10,398 3,151,233
Samvardhana Motherson International Ltd. 5,307,630 5,880,159
Total 14,004,552
Hotels, Resorts & Cruise Lines 2.8%
Indian Hotels Co. Ltd. 1,019,186 6,135,076
Household Appliances 0.9%
LG Electronics India Ltd.
(a)
121,935 1,852,511
Motorcycle Manufacturers 18.1%
Bajaj Auto Ltd. 112,087 10,377,491
Eicher Motors Ltd. 144,367 10,024,392
Hero MotoCorp Ltd. 155,117 8,280,102
TVS Motor Co. Ltd. 280,699 9,954,958
Total 38,636,943
Other Specialty Retail 3.8%
FSN E-Commerce Ventures Ltd.
(a)
1,344,799 3,331,913
Lenskart Solutions Ltd.
(a)
905,433 4,766,354
Total 8,098,267
Restaurants 7.4%
Eternal Ltd.
(a)
4,737,745 11,437,671
Swiggy Ltd.
(a)
1,594,616 4,372,012
Total 15,809,683
Total Consumer Discretionary 134,693,744
Issuer . Shares . Value ($)
Common Stocks (continued)
Consumer Staples 37.2%
Distillers & Vintners 2.1%
United Spirits Ltd. 352,376 4,528,008
Food Retail 3.4%
Avenue Supermarts Ltd.
(a),(b)
175,846 7,335,758
Packaged Foods & Meats 14.9%
Britannia Industries Ltd. 140,662 8,042,384
Marico Ltd. 640,965 4,973,373
Nestle India Ltd. 855,583 10,597,281
Tata Consumer Products Ltd. 763,358 8,167,274
Total 31,780,312
Personal Care Products 8.7%
Dabur India Ltd. 686,575 2,971,096
Godrej Consumer Products Ltd. 460,371 4,779,961
Hindustan Unilever Ltd. 494,081 10,705,837
Total 18,456,894
Soft Drinks & Non-alcoholic Beverages 3.0%
Varun Beverages Ltd. 1,567,624 6,348,258
Tobacco 5.1%
ITC Ltd. 3,550,822 10,770,532
Total Consumer Staples 79,219,762
Total Common Stocks
(Cost $ 184,281,954 )
213,913,506
1 1 1 1 1
Money Market Funds 0 .4%
Goldman Sachs Financial Square Funds - Treasury
Instruments Fund, Institutional Class, 3.541%
(c)
758,483 758,483
1 1 1 1 1
Total Money Market Funds
(Cost $ 758,483 )
758,483
1 1 1 1 1
Total Investments in Securities
(Cost $ 185,040,437 ) 214,671,989
Other Assets & Liabilities, Net (1,480,796)
Net Assets 213,191,193

Portfolio of Investments
(continued)
Columbia India Consumer ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $7,335,758, which represents 3.44% of total net assets.
(c) The rate shown is the seven-day current annualized yield at March 31, 2026.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary 134,693,744 — — 134,693,744
Consumer Staples 79,219,762 — — 79,219,762
Total Common Stocks 213,913,506 — — 213,913,506
Money Market Funds 758,483 — — 758,483
Total Investments in Securities 214,671,989 — — 214,671,989

Statement of Assets and Liabilities
Columbia India Consumer ETF
March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $185,040,437) $ 214,671,989
Receivable for: –
Dividends 47,294
Expense reimbursement due from Investment Manager 5,127
Total assets 214,724,410
Liabilities
Due to custodian 5,098
Payable for: —
Foreign capital gains taxes deferred 1,375,555
Investment management fees 152,564
Total liabilities 1,533,217
Net assets applicable to outstanding capital stock $ 213,191,193
Represented by:
Paid in capital
$ 207,241,553
Total distributable earnings (loss) 5,949,640
Total - representing net assets applicable to outstanding capital stock $ 213,191,193
Net assets
$ 213,191,193
Shares outstanding
4,000,000
Net asset value per share
$ 53.30

Statement of Operations
Columbia India Consumer ETF
Year Ended March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Net investment income
Income:
Dividends - unaffiliated issuers $ 8,397,580
Foreign taxes withheld (747,890)
Total income 7,649,690
Expenses:
Investment management fees 2,186,766
Overdraft fees 5,127
Total expenses 2,191,893
Fees waived or expenses reimbursed by Investment Manager and its affiliates (5,127)
Total net expenses 2,186,766
Net investment income 5,462,924
Realized and unrealized gain (loss) - net
Net realized loss on: –
Investments - unaffiliated issuers (5,542,428)
Foreign currency translations (229,628)
Net realized loss (5,772,056)
Net change in unrealized depreciation on: –
Investments - unaffiliated issuers (22,345,404)
Foreign currency translations (103)
Foreign capital gains tax (1,368,645)
Net change in unrealized depreciation (23,714,152)
Net realized and unrealized loss (29,486,208)
Net decrease in net assets resulting from operations (24,023,284)

Statement of Changes in Net Assets
Columbia India Consumer ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Year Ended
March 31, 2026
Year Ended
March 31, 2025
(a)
Operations – –
Net investment income $ 5,462,924 $ 873,790
Net realized loss (5,772,056) (13,743,366)
Net change in unrealized depreciation (23,714,152) (11,213,454)
Net decrease in net assets resulting from operations (24,023,284) (24,083,030)
Distributions to Shareholders – –
Net investment income and net realized gains — (11,045,759)
Total distributions to shareholders — (11,045,759)
Increase (decrease) in net assets from capital stock activity (80,590,816) 105,227,701
Total increase (decrease) in net assets (104,614,100) 70,098,912
Net Assets: – –
Net assets at beginning of year 317,805,293 247,706,381
Net assets at end of year $ 213,191,193 $ 317,805,293
Year Ended
March 31, 2026
Year Ended
March 31, 2025
(a)
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Shares sold 300,000 19,793,780 2,650,000 187,078,485
Shares redeemed (1,600,000) (100,384,596) (1,250,000) (81,850,784)
Net increase (decrease) (1,300,000) (80,590,816) 1,400,000 105,227,701
(a) Consolidated.

Financial Highlights
Columbia India Consumer ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Year Ended March 31,
2026 2025
(a)
2024
(a)
2023
(a)
2022
(a)
Per share data
Net asset value, beginning of year $ 59 .96 $ 63 .51 $ 44 .38 $ 50 .13 $ 50 .85
Income (loss) from investment operations:
Net investment income 1 .20 0 .16 0 .03 0 .12 0 .38
Net realized and unrealized gain (loss) ( 7 .86 ) ( 1 .85 ) 21 .34 ( 1 .07 ) 2 .27
Total from investment operations ( 6 .66 ) ( 1 .69 ) 21 .37 ( 0 .95 ) 2 .65
Less distributions to shareholders from:
Net investment income — — — ( 0 .11 ) ( 0 .08 )
Net realized gains — ( 1 .86 ) ( 2 .24 ) ( 4 .69 ) ( 3 .29 )
Total distributions to shareholders — ( 1 .86 ) ( 2 .24 ) ( 4 .80 ) ( 3 .37 )
Net asset value, end of year $ 53 .30 $ 59 .96 $ 63 .51 $ 44 .38 $ 50 .13
Total Return at NAV ( 11 .11 ) % ( 2 .93 ) % 48 .74% ( 2 .38 ) % 5 .22%
Ratios to average net assets
Total gross expenses
(b)
0 .75%
(c)
0 .76%
(d) ,(e)
0 .77%
(f)
0 .77%
(f)
0 .77%
(f)
Total net expenses
(b) ,(g)
0 .75%
(c)
0 .75%
(d) ,(e)
0 .75%
(f)
0 .75%
(f)
0 .75%
(f)
Net investment income 1 .87% 0 .24% 0 .06% 0 .24% 0 .70%
Supplemental data
Net assets, end of year (in thousands) $ 213,191 $ 317,805 $ 247,706 $ 71,007 $ 77,709
Portfolio turnover 20% 41% 24% 22% 31%
Notes to Financial Highlights
(a) Consolidated.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(c) Ratios include less than 0.01% attributed to fees outside the unitary fee (as defined in Note 3).
(d) The total gross expense ratio includes 0.01% attributed to overdraft expense and tax expense, which is outside the unitary fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense was waived.
(e) Ratios include line of credit interest expense which is less than 0.01%.
(f) The total gross expense ratio includes 0.02% attributed to overdraft expense and tax expense, which is outside the unitary fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived.
(g) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Portfolio of Investments
Columbia Research Enhanced Emerging Economies ETF, March 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Issuer . Shares . Value ($)
Common Stocks 96 .7%
Brazil 2.5%
Ambev SA 309,791 904,703
B3 SA - Brasil Bolsa Balcao 319,704 1,126,505
Cia de Saneamento Basico do Estado de Sao
Paulo SABESP 37,651 1,140,933
Embraer SA 36,862 543,194
Suzano SA 50,699 503,888
Vale SA 186,694 2,948,806
Total 7,168,029
Chile 0.5%
Banco de Chile 5,570,181 1,002,944
Latam Airlines Group SA 20,671,152 504,984
Total 1,507,928
China 26.9%
3SBio, Inc.
(a)
104,162 300,787
AAC Technologies Holdings, Inc. 1,137 4,800
Agricultural Bank of China Ltd., Class H 1,548,738 1,100,287
Airtac International Group 15,127 469,850
ANTA Sports Products Ltd. 78,374 756,730
Bank of China Ltd., Class H 3,419,318 2,167,548
Bilibili, Inc., Class Z
(b)
17,682 384,980
BYD Co. Ltd., Class H 179,535 2,422,745
China Construction Bank Corp., Class H 4,653,069 4,979,370
China CSSC Holdings Ltd., Class A 135,226 603,684
China Galaxy Securities Co. Ltd., Class H 32,200 32,446
China Hongqiao Group Ltd. 152,720 677,093
China International Capital Corp. Ltd., Class H
(a)
9,949 21,788
China Life Insurance Co. Ltd., Class H 417,890 1,311,203
China Merchants Bank Co. Ltd., Class H 201,436 1,266,137
China Overseas Land & Investment Ltd. 343,725 506,368
China Pacific Insurance Group Co. Ltd., Class H 162,913 662,441
China Petroleum & Chemical Corp., Class H 1,194,310 683,969
China Resources Beer Holdings Co. Ltd. 161,840 529,269
China Resources Land Ltd. 195,476 714,068
China Shenhua Energy Co. Ltd., Class H 213,948 1,258,550
China Yangtze Power Co. Ltd., Class A 371,793 1,455,268
CITIC Ltd. 415,470 626,369
CITIC Securities Co. Ltd., Class H 119,790 363,333
Issuer . Shares . Value ($)
Common Stocks (continued)
CMOC Group Ltd., Class H 30,516 62,665
Contemporary Amperex Technology Co. Ltd.,
Class H 5,543 433,743
East Money Information Co. Ltd., Class A 276,570 756,262
Giant Biogene Holding Co. Ltd.
(a)
10,395 36,461
H World Group Ltd. ADR 13,632 685,553
Haier Smart Home Co. Ltd., Class H 200,801 530,675
Hygon Information Technology Co. Ltd., Class A 32,966 1,003,363
Industrial & Commercial Bank of China Ltd.,
Class H 3,361,836 2,941,531
Industrial Bank Co. Ltd., Class A 346,157 943,035
JD Health International, Inc.
(a),(b)
62,840 377,191
JD.com, Inc., Class A 151,218 2,183,347
Kanzhun Ltd. ADR 21,302 285,234
KE Holdings, Inc., Class A 100,336 485,030
Kingdee International Software Group Co. Ltd.
(b)
22,597 24,700
Kingsoft Corp. Ltd. 75,214 215,659
Kuaishou Technology
(a)
147,047 846,249
Kweichow Moutai Co. Ltd., Class A 18,422 3,866,695
Lenovo Group Ltd. 429,731 501,523
Li Auto, Inc., Class A
(b)
66,044 570,289
Li Ning Co. Ltd. 214,683 585,982
Meitu, Inc.
(a)
76,210 41,701
Midea Group Co. Ltd., Class H 47,690 509,735
MINISO Group Holding Ltd. 3,836 15,050
Muyuan Foods Co. Ltd., Class A 95,208 574,842
NAURA Technology Group Co. Ltd., Class A 8,077 522,628
NetEase, Inc. 85,420 1,857,620
New China Life Insurance Co. Ltd., Class H 59,486 351,141
New Oriental Education & Technology Group, Inc. 88,184 490,399
Nongfu Spring Co. Ltd., Class H
(a)
120,880 723,411
PDD Holdings, Inc. ADR
(b)
37,403 3,821,838
People's Insurance Co. Group of China Ltd., Class
H 527,659 363,429
PetroChina Co. Ltd., Class H 1,336,799 1,832,936
PICC Property & Casualty Co. Ltd., Class H 374,307 680,801
Ping An Insurance Group Co. of China Ltd., Class
H 351,195 2,663,012
Pop Mart International Group Ltd.
(a)
31,422 575,521

Portfolio of Investments
(continued)
Columbia Research Enhanced Emerging Economies ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Qfin Holdings, Inc. ADR 1,985 25,626
Seres Group Co. Ltd., Class A 27,101 356,328
Shanghai Pudong Development Bank Co. Ltd.,
Class A 468,468 690,340
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A 19,353 461,287
Shenzhou International Group Holdings Ltd. 59,364 354,206
Sungrow Power Supply Co. Ltd., Class A 32,226 703,279
Sunny Optical Technology Group Co. Ltd. 39,942 272,302
TAL Education Group ADR
(b)
27,371 311,208
Tencent Holdings Ltd. 128,224 7,915,666
Tencent Music Entertainment Group ADR 34,189 317,274
Tongcheng Travel Holdings Ltd.
(a)
4,060 9,321
Trip.com Group Ltd.
(b)
32,115 1,559,832
Victory Giant Technology Huizhou Co. Ltd., Class
A 12,808 465,361
Vipshop Holdings Ltd. ADR 23,983 377,013
WuXi AppTec Co. Ltd., Class H
(a)
26,612 398,830
Wuxi Biologics Cayman, Inc.
(a),(b)
179,114 754,361
WuXi XDC Cayman, Inc.
(b)
2,253 16,725
Xiaomi Corp., Class B
(a),(b)
829,039 3,358,368
Zhaojin Mining Industry Co. Ltd., Class H 86,360 349,617
Zhejiang Leapmotor Technology Co. Ltd., Class
H
(a),(b)
8,365 50,167
Zijin Mining Group Co. Ltd., Class H 314,540 1,378,485
ZTE Corp., Class H 3,167 8,806
ZTO Express Cayman, Inc. 28,870 694,114
Total 76,486,850
Czech Republic 0.3%
CEZ AS 14,845 835,499
Egypt 0.2%
Commercial International Bank - Egypt (CIB) 199,914 443,195
Greece 0.4%
National Bank of Greece SA 79,943 1,219,080
Hungary 0.3%
MOL Hungarian Oil & Gas PLC 72,786 859,108
India 11.6%
Adani Ports & Special Economic Zone Ltd. 53,384 738,775
Bharat Petroleum Corp. Ltd. 230,395 682,571
Bharti Airtel Ltd. 198,084 3,722,399
Issuer . Shares . Value ($)
Common Stocks (continued)
Britannia Industries Ltd. 10,545 602,913
Cipla Ltd. 52,965 683,612
Coal India Ltd. 177,448 842,725
Cummins India Ltd. 16,249 770,934
Dr. Reddy's Laboratories Ltd. 57,025 754,471
Eicher Motors Ltd. 11,302 784,775
GAIL India Ltd. 273,188 396,639
HCL Technologies Ltd. 45,333 641,218
Hero MotoCorp Ltd. 12,641 674,773
Hindalco Industries Ltd. 127,546 1,189,347
Hindustan Aeronautics Ltd.
(a)
15,453 568,144
Hindustan Petroleum Corp. Ltd. 82,065 290,195
Hitachi Energy India Ltd. 604 154,329
Indus Towers Ltd.
(b)
131,544 579,925
Infosys Ltd. 141,085 1,860,234
InterGlobe Aviation Ltd.
(a)
18,197 756,572
ITC Ltd. 291,049 882,824
JSW Steel Ltd. 64,660 765,227
Larsen & Toubro Ltd. 59,398 2,194,404
Lupin Ltd. 28,196 687,861
Maruti Suzuki India Ltd. 9,102 1,180,924
Oil & Natural Gas Corp. Ltd. 331,253 994,122
Petronet LNG Ltd. 108,989 285,489
Power Finance Corp. Ltd. 149,208 596,997
REC Ltd. 144,571 465,042
Sun Pharmaceutical Industries Ltd. 85,956 1,592,450
Tata Consultancy Services Ltd. 30,671 762,792
Tata Motors Ltd.
(b)
181,411 755,108
Tata Motors Passenger Vehicles Ltd. 91,771 286,589
Tata Steel Ltd. 608,442 1,230,756
Tech Mahindra Ltd. 33,194 484,355
Torrent Pharmaceuticals Ltd. 12,543 558,088
TVS Motor Co. Ltd. 20,600 730,577
UPL Ltd. 65,416 391,708
Vedanta Ltd. 138,736 957,781
Vishal Mega Mart Ltd.
(b)
265,062 294,269
Wipro Ltd. 82,855 163,913
Total 32,955,827

Portfolio of Investments
(continued)
Columbia Research Enhanced Emerging Economies ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Indonesia 1.0%
Astra International Tbk. PT 1,761,184 647,704
Bank Mandiri Persero Tbk. PT 2,797,135 776,868
Bank Rakyat Indonesia Persero Tbk. PT 4,799,057 940,354
Telkom Indonesia Persero Tbk. PT 3,448,789 620,983
Total 2,985,909
Kuwait 0.8%
Mobile Telecommunications Co. KSCP 1,191,932 2,194,448
Malaysia 1.2%
Malayan Banking Bhd. 368,400 1,033,594
Public Bank Bhd. 1,002,000 1,158,152
Telekom Malaysia Bhd. 351,400 616,187
Tenaga Nasional Bhd. 188,900 648,484
Total 3,456,417
Mexico 2.1%
Cemex SAB de CV 981,533 1,118,006
Grupo Aeroportuario del Pacifico SAB de CV,
Class B 29,865 731,913
Grupo Financiero Banorte SAB de CV, Class O 152,304 1,678,075
Grupo Mexico SAB de CV 195,372 2,078,308
Industrias Penoles SAB de CV
(b)
7,249 320,075
Total 5,926,377
Philippines 0.2%
SM Investments Corp. 47,030 479,977
Qatar 0.8%
Qatar Islamic Bank QPSC 137,908 857,901
Qatar National Bank QPSC 284,628 1,332,068
Total 2,189,969
Russia 0.0%
Magnit PJSC
(b),(c),(d),(e)
15,524 —
Mobile TeleSystems PJSC ADR
(b),(c),(d),(e)
86,390 0
Total 0
Saudi Arabia 2.6%
Bank AlBilad 97,442 703,693
Banque Saudi Fransi 150,323 794,357
Etihad Etisalat Co. 38,935 677,518
Riyad Bank 154,966 1,217,395
SABIC Agri-Nutrients Co. 25,678 992,195
Issuer . Shares . Value ($)
Common Stocks (continued)
Saudi National Bank 276,448 3,080,813
Total 7,465,971
South Africa 3.9%
Absa Group Ltd. 78,534 1,106,564
Capitec Bank Holdings Ltd. 5,984 1,441,107
FirstRand Ltd. 328,753 1,654,376
Gold Fields Ltd. 42,823 1,902,550
Harmony Gold Mining Co. Ltd. 28,670 428,773
Impala Platinum Holdings Ltd. 35,525 495,866
MTN Group Ltd. 101,208 1,155,607
Sasol Ltd.
(b)
8,499 111,898
Sibanye Stillwater Ltd. 109,485 326,456
Standard Bank Group Ltd. 86,737 1,542,695
Valterra Platinum Ltd. 10,556 863,967
Total 11,029,859
South Korea 16.0%
Hana Financial Group, Inc. 18,339 1,276,360
Hanwha Aerospace Co. Ltd. 1,360 1,109,026
HD Hyundai Electric Co. Ltd. 192 104,296
HD Hyundai Heavy Industries Co. Ltd. 1,225 371,903
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd. 2,662 597,870
Hyosung Heavy Industries Corp. 49 78,571
Hyundai Mobis Co. Ltd. 3,926 968,908
Hyundai Rotem Co. Ltd. 1,623 179,609
Kakao Corp. 10,658 318,700
KB Financial Group, Inc. 18,966 1,757,109
Kia Corp. 15,242 1,444,937
NAVER Corp. 7,322 963,264
POSCO Holdings, Inc. 2,338 507,547
Samsung Electronics Co. Ltd. 169,729 18,528,182
Samsung Fire & Marine Insurance Co. Ltd. 2,039 586,413
Samsung Heavy Industries Co. Ltd.
(b)
43,455 693,680
Shinhan Financial Group Co. Ltd. 25,732 1,473,376
SK Hynix, Inc. 24,403 12,857,520
SK Square Co. Ltd.
(b)
1,974 601,228
Woori Financial Group, Inc. 57,251 1,197,986
Total 45,616,485
Taiwan 20.4%
Accton Technology Corp. 35,198 1,662,464

Portfolio of Investments
(continued)
Columbia Research Enhanced Emerging Economies ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Alchip Technologies Ltd. 3,121 242,593
ASE Technology Holding Co. Ltd. 258,609 2,657,274
Asia Vital Components Co. Ltd. 27,019 1,681,821
Asustek Computer, Inc. 49,025 841,874
Chunghwa Telecom Co. Ltd. 300,818 1,251,448
CTBC Financial Holding Co. Ltd. 1,254,025 2,012,245
Delta Electronics, Inc. 132,170 5,705,179
E.Sun Financial Holding Co. Ltd. 1,168,357 1,160,317
Elite Material Co. Ltd. 21,373 1,738,186
eMemory Technology, Inc. 1,938 159,429
Evergreen Marine Corp. Taiwan Ltd. 104,836 654,201
First Financial Holding Co. Ltd. 1,060,973 935,860
Fortune Electric Co. Ltd. 4,528 111,465
Global Unichip Corp. 1,137 76,997
Hon Hai Precision Industry Co. Ltd. 836,262 4,904,571
Hotai Motor Co. Ltd. 41,803 632,210
Hua Nan Financial Holdings Co. Ltd. 862,540 895,725
Jentech Precision Industrial Co. Ltd. 6,781 804,939
KGI Financial Holding Co. Ltd. 1,968,874 1,185,512
King Slide Works Co. Ltd. 4,528 449,684
Largan Precision Co. Ltd. 7,366 496,520
Lite-On Technology Corp. 171,818 755,096
Lotes Co. Ltd. 9,034 579,284
MediaTek, Inc. 95,550 4,453,222
Novatek Microelectronics Corp. 17,838 211,746
Realtek Semiconductor Corp. 34,175 510,968
SinoPac Financial Holdings Co. Ltd. 1,216,306 1,167,989
Taiwan Semiconductor Manufacturing Co. Ltd. 271,650 14,954,769
Uni-President Enterprises Corp. 429,579 954,023
United Microelectronics Corp. 775,425 1,370,395
Voltronic Power Technology Corp. 1,137 25,749
Wan Hai Lines Ltd. 20,344 49,062
Wiwynn Corp. 6,781 699,947
Yageo Corp. 62,148 473,351
Yang Ming Marine Transport Corp. 116,141 188,906
Yuanta Financial Holding Co. Ltd. 1,062,424 1,487,128
Total 58,142,149
Thailand 1.5%
Advanced Info Service PCL 64,200 726,095
Issuer . Shares . Value ($)
Common Stocks (continued)
Bangkok Dusit Medical Services PCL 538,000 306,683
CP ALL PCL 430,000 593,238
Delta Electronics Thailand PCL 206,600 1,622,481
PTT PCL 889,700 944,193
Total 4,192,690
Turkey 0.6%
Akbank TAS 345,301 512,363
Aselsan Elektronik Sanayi Ve Ticaret AS 99,472 716,184
Turk Hava Yollari AO 73,246 484,547
Yapi ve Kredi Bankasi AS
(b)
183,589 136,288
Total 1,849,382
United Arab Emirates 2.5%
Abu Dhabi Commercial Bank PJSC 240,984 810,868
Abu Dhabi Islamic Bank PJSC 110,866 621,741
Aldar Properties PJSC
(b)
277,866 589,273
Emaar Properties PJSC 396,792 1,263,841
Emirates NBD Bank PJSC 166,151 1,209,958
Emirates Telecommunications Group Co. PJSC 265,655 1,348,055
First Abu Dhabi Bank PJSC 300,498 1,390,701
Total 7,234,437
United States 0.4%
BeOne Medicines Ltd., Class H
(b)
51,020 1,116,685
Total Common Stocks
(Cost $ 249,707,390 ) 275,356,271
1 1
Preferred Stocks 2 .5%
Brazil 2.2%
Banco Bradesco SA 374,333 1,374,192
Itau Unibanco Holding SA 323,510 2,693,671
Petroleo Brasileiro SA
- Petrobras 245,617 2,289,218
Total 6,357,081
Colombia 0.3%
Grupo Cibest SA 43,882 809,631
Total Preferred Stocks
(Cost $ 5,117,485 ) 7,166,712
1 1

Portfolio of Investments
(continued)
Columbia Research Enhanced Emerging Economies ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Security
Acquisition
Date
Shares
Cost ($)
Value ($)
Magnit PJSC
12/27/2012-12/17/2021
15,524
3,017,072
—
Mobile TeleSystems PJSC ADR
09/18/2020-12/17/2021
86,390
774,283
0
3,791,355
0
Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods
Issuer . Shares . Value ($)
Money Market Funds 0 .5%
Goldman Sachs Financial Square Funds -
Treasury Instruments Fund, Institutional Class,
3.541%
(f)
1,357,048 1,357,048
1 1 1
Total Money Market Funds
(Cost $ 1,357,048 ) 1,357,048
Issuer . Shares . Value ($)
Money Market Funds (continued)
1 1
Total Investments in Securities
(Cost $ 256,181,923 )
283,880,031
Other Assets & Liabilities, Net 785,380
Net Assets 284,665,411
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $8,818,872, which represents 3.10% of total net assets.
(b) Non-income producing investment.
(c) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The
Fund will not incur any registration costs upon such a trade. At March 31, 2026, the total market value of these securities amounted to $0, which represents less than
0.01% of total net assets. Additional information on these securities is as follows:
(d) Valuation based on significant unobservable inputs.
(e) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(f) The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
ADR American Depositary Receipt
PJSC Private Joint Stock Company

Portfolio of Investments
(continued)
Columbia Research Enhanced Emerging Economies ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 7,168,029 — — 7,168,029
Chile 1,507,928 — — 1,507,928
China 76,486,850 — — 76,486,850
Czech Republic 835,499 — — 835,499
Egypt 443,195 — — 443,195
Greece 1,219,080 — — 1,219,080
Hungary 859,108 — — 859,108
India 32,955,827 — — 32,955,827
Indonesia 2,985,909 — — 2,985,909
Kuwait 2,194,448 — — 2,194,448
Malaysia 3,456,417 — — 3,456,417
Mexico 5,926,377 — — 5,926,377
Philippines 479,977 — — 479,977
Qatar 2,189,969 — — 2,189,969
Russia — — 0
(a)
0
(a)
Saudi Arabia 7,465,971 — — 7,465,971
South Africa 11,029,859 — — 11,029,859
South Korea 45,616,485 — — 45,616,485
Taiwan 58,142,149 — — 58,142,149
Thailand 4,192,690 — — 4,192,690
Turkey 1,849,382 — — 1,849,382
United Arab Emirates 7,234,437 — — 7,234,437
United States 1,116,685 — — 1,116,685
Total Common Stocks 275,356,271 — 0
(a)
275,356,271
Preferred Stocks
Brazil 6,357,081 — — 6,357,081
Colombia 809,631 — — 809,631
Total Preferred Stocks 7,166,712 — — 7,166,712
Money Market Funds 1,357,048 — — 1,357,048
Total Investments in Securities 283,880,031 — 0
(a)
283,880,031
(a) Rounds to zero.
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia Research Enhanced Emerging Economies ETF
March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $256,181,923) $ 283,880,031
Cash 67,427
Foreign currency (cost $48,992) 48,996
Receivable for: –
Dividends 765,789
Foreign tax reclaims 19,197
Expense reimbursement due from Investment Manager 5,056
Other 4,626
Total assets 284,791,122
Liabilities
Payable for: —
Investment management fees 125,711
Total liabilities 125,711
Net assets applicable to outstanding capital stock $ 284,665,411
Represented by:
Paid in capital
$ 482,630,251
Total distributable earnings (loss) (197,964,840)
Total - representing net assets applicable to outstanding capital stock $ 284,665,411
Net assets
$ 284,665,411
Shares outstanding
10,250,000
Net asset value per share
$ 27.77

Statement of Operations
Columbia Research Enhanced Emerging Economies ETF
Year Ended March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Net investment income
Income:
Dividends - unaffiliated issuers $ 5,581,971
Foreign taxes withheld (601,493)
Total income 4,980,478
Expenses:
Investment management fees 947,991
Total expenses 947,991
Fees waived or expenses reimbursed by Investment Manager and its affiliates (33,308)
Total net expenses 914,683
Net investment income 4,065,795
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers 3,154,869
In-kind transactions 519,768
Foreign currency translations (377,965)
Net realized gain 3,296,672
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers 29,558,365
Foreign currency translations (11,493)
Foreign capital gains tax 64,411
Net change in unrealized appreciation 29,611,283
Net realized and unrealized gain 32,907,955
Net increase in net assets resulting from operations 36,973,750

Statement of Changes in Net Assets
Columbia Research Enhanced Emerging Economies ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

Year Ended
March 31, 2026
Year Ended
March 31, 2025
Operations – –
Net investment income $ 4,065,795 $ 1,659,654
Net realized gain 3,296,672 802,751
Net change in unrealized appreciation 29,611,283 4,659
Net increase in net assets resulting from operations 36,973,750 2,467,064
Distributions to Shareholders – –
Net investment income and net realized gains (4,285,082) (700,296)
Total distributions to shareholders (4,285,082) (700,296)
Increase in net assets from capital stock activity 164,897,458 26,485,122
Total increase in net assets 197,586,126 28,251,890
Net Assets: – –
Net assets at beginning of year 87,079,285 58,827,395
Net assets at end of year $ 284,665,411 $ 87,079,285
Year Ended
March 31, 2026
Year Ended
March 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Shares sold 6,750,000 176,837,229 2,050,000 45,491,314
Shares redeemed (500,000) (11,939,771) (900,000) (19,006,192)
Net increase 6,250,000 164,897,458 1,150,000 26,485,122

Financial Highlights
Columbia Research Enhanced Emerging Economies ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust II | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Year Ended March 31,
2026 2025 2024 2023 2022
Per share data
Net asset value, beginning of year $ 21 .77 $ 20 .64 $ 20 .50 $ 21 .33 $ 27 .73
Income (loss) from investment operations:
Net investment income 0 .56 0 .52 0 .32 0 .35 0 .33
Net realized and unrealized gain (loss) 5 .92 0 .77 0 .15 ( 0 .77 ) ( 6 .47 )
Total from investment operations 6 .48 1 .29 0 .47 ( 0 .42 ) ( 6 .14 )
Less distributions to shareholders from:
Net investment income ( 0 .48 ) ( 0 .16 ) ( 0 .33 ) ( 0 .41 ) ( 0 .26 )
Total distributions to shareholders ( 0 .48 ) ( 0 .16 ) ( 0 .33 ) ( 0 .41 ) ( 0 .26 )
Net asset value, end of year $ 27 .77 $ 21 .77 $ 20 .64 $ 20 .50 $ 21 .33
Total Return at NAV 29 .88% 6 .25% 2 .29% ( 1 .93 ) % ( 22 .22 ) %
Ratios to average net assets
Total gross expenses
(a)
0 .49% 0 .54%
(b)
0 .49%
(c)
0 .49%
(c)
0 .53%
(c)
Total net expenses
(d)
0 .47% 0 .49%
(b)
0 .49%
(c)
0 .49%
(a) (c)
0 .53%
(a) (c)
Net investment income 2 .10% 2 .41% 1 .58% 1 .71% 1 .28%
Supplemental data
Net assets, end of year (in thousands) $ 284,665 $ 87,079 $ 58,827 $ 85,079 $ 117,297
Portfolio turnover 39% 150% 34% 25% 31%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) The total gross expense ratio includes 0.05% attributed to overdraft expense, which is outside the unitary fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense as the entire overdraft expense was waived.
(c) The total gross expense ratio includes less than 0.01% attributed to overdraft expense, which is outside the unitary fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense as the entire overdraft expense was waived.
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Notes to Financial Statements
March 31, 2026
Columbia ETF Trust II | 2026

Note 1. Organization
Columbia ETF Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds):
Fund Shares
The Trust may issue an unlimited number of shares (without par value). The market prices of each Fund's shares may differ to some degree from each respective Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A
Creation Unit consists of 50,000 shares.  Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund's principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized
Participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds' shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Basis for Consolidation
For the year ended March 31, 2025, and any prior periods reflected, the Consolidated Statement of Changes in Net Assets
and the Financial Highlights of Columbia India Consumer ETF include the accounts of Columbia India Consumer ETF and EG Shares India Consumer Mauritius, a wholly owned subsidiary of Columbia India Consumer ETF (the Subsidiary)
located in the Republic of Mauritius (Mauritius). All inter-company transactions and balances have been eliminated in the consolidation process.
As of March 31, 2025, Columbia India Consumer ETF has transitioned all of its Indian securities out of the Subsidiary and holds investments in Indian securities directly in the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946).The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable
Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Funds is
Columbia Management Investment Advisors through its Investment Oversight Committee and Global Executive Group,
which are responsible for assessing performance and making decisions about resource allocation. The CODM has
Fund
Diversification
status
Columbia EM Core ex-China ETF Diversified
Columbia India Consumer ETF Non-Diversified
Columbia Research Enhanced Emerging Economies ETF Diversified

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust II | 2026

determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and the Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of each
Fund's prospectus, based on a defined investment strategy which is executed by the Funds' portfolio managers as a team.
The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds' financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London's exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds' Portfolios of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains
(losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust II | 2026

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of a Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m.
Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia India Consumer ETF paid withholding and/or capital gain taxes on its investments in foreign jurisdictions during the period ended March 31, 2026. The Fund may also have received reclaims or refunds on taxes paid. Cash paid (received)
on withholding and capital gain taxes, net of reclaims/refunds received, totaled $2,549,826.
Taxes paid (net of reclaims/refunds received) with respect to the following jurisdictions represented 5% or more of that total:
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Country Income taxes paid (net of reclaims/refunds received) ($)
India 2,549,826
Total income taxes paid (net of reclaims/refunds received) 2,549,826

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust II | 2026

Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Funds (including but not limited to overdraft fees), if any; brokerage expenses, fees, commissions and other portfolio transaction expenses (including but not limited to service fees charged by custodians of depository receipts and scrip fees related to registrations on foreign exchanges); interest and fee expense related to the Funds' participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses (including but not limited to arbitrations and indemnification expenses); distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets and is paid as follows:
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each
Fund's deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the
Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and
Fund Effective investment management fee rate (%)
Columbia EM Core ex-China ETF 0.16
Columbia India Consumer ETF 0.75
Columbia Research Enhanced Emerging Economies ETF 0.49

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust II | 2026

any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and ETFs (but not for
Columbia Research Enhanced Emerging Economies ETF)), brokerage commissions, interest (but not Fund overdraft charges), infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/
or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the
Investment Manager in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At March 31, 2026, these differences are primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, passive foreign investment company (PFIC) holdings, foreign capital gains tax, late year loss deferral, disallowed capital gains (losses) on a redemption in-kind, and capital loss carryforwards.  To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Fund
August 1, 2025
through July 31, 2026
(%)
Prior to August 1,
2025 (%)
Columbia India Consumer ETF 0.75 0.75
Columbia Research Enhanced Emerging Economies ETF 0.47 0.49
Fund
Undistributed (excess
of distributions over)
net investment income
($)
Accumulated
net realized
gain (loss) ($) Paid in capital ($)
Columbia EM Core ex-China ETF 35,204 (6,909,233) 6,874,029
Columbia India Consumer ETF 1,713,491 2,038,584 (3,752,075)
Columbia Research Enhanced Emerging Economies ETF (117,911) (273,391) 391,302
Year Ended March 31, 2026 Year Ended March 31, 2025
Fund
Ordinary
Income ($)
Long-term
capital gains
($) Total ($)
Ordinary
Income ($)
Long-term
capital gains
($) Total ($)
Columbia EM Core ex-China ETF 40,729,895 —
40,729,895
31,015,776 —
31,015,776
Columbia India Consumer ETF — —
—
— 11,045,759
11,045,759
Columbia Research Enhanced Emerging Economies ETF 4,285,082 —
4,285,082
700,296 —
700,296

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust II | 2026

At March 31, 2026, the components of distributable earnings on a tax basis were as follows:
At March 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at March 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended March 31, 2026, capital loss carryforwards utilized, if any, were as follows:
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year.
At March 31, 2026, the Funds will elect to treat the following late-year ordinary losses and post-October capital losses as arising on April 1, 2026.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended March 31, 2026, were as follows:
Fund
Undistributed
ordinary
income ($)
Undistributed
long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation ($)
Columbia EM Core ex-China ETF 4,949,367 — (64,155,693) 387,351,578
Columbia India Consumer ETF — — (17,289,257) 24,702,871
Columbia Research Enhanced Emerging Economies ETF 1,268,756 — (224,144,996) 24,923,582
Fund Tax cost ($)
Gross
unrealized
appreciation ($)
Gross
unrealized
(depreciation) ($)
Net unrealized
appreciation ($)
Columbia EM Core ex-China ETF 1,080,247,705 468,880,707 (81,529,129) 387,351,578
Columbia India Consumer ETF 189,969,118 43,567,197 (18,864,326) 24,702,871
Columbia Research Enhanced Emerging Economies ETF 258,956,449 47,543,825 (22,620,243) 24,923,582
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($) Utilized ($)
Columbia EM Core ex-China ETF (19,358,605)
(44,797,088)
(64,155,693) —
Columbia India Consumer ETF (17,289,257)
—
(17,289,257) —
Columbia Research Enhanced Emerging Economies ETF (6,858,398)
(217,286,598)
(224,144,996) 3,432,010
Fund
Late year
ordinary losses ($)
Post-October
capital losses ($)
Columbia India Consumer ETF 88,411 —
Fund
Purchases ($)
Proceeds from
sales ($)
Columbia EM Core ex-China ETF 454,315,365 399,077,811

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust II | 2026

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended March 31, 2026, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Funds. For the year ended
March 31, 2026, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Funds and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to each Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo
Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Funds had no borrowings during the year ended March 31, 2026.
Note 8. Risks and uncertainties
An investment in the Funds involve risks, including market risk and concentration risk, among others. The value of each
Fund's holdings and each Fund's NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Fund
Purchases ($)
Proceeds from
sales ($)
Columbia India Consumer ETF 57,796,515 134,171,205
Columbia Research Enhanced Emerging Economies ETF 191,297,592 74,740,735
Fund Contributions ($)
Columbia EM Core ex-China ETF 47,797,365
Columbia India Consumer ETF —
Columbia Research Enhanced Emerging Economies ETF 49,079,397
Fund Cost basis ($)
Proceeds from
sales ($)
Net realized
gain ($)
Columbia EM Core ex-China ETF 17,474,107 25,211,624 7,737,517
Columbia India Consumer ETF — — —
Columbia Research Enhanced Emerging Economies ETF 2,208,551 2,728,319 519,768

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust II | 2026

Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that each Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, each Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of each Fund are described more fully in the respective Fund's Prospectus and Statement of
Additional Information.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise
Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

Report of Independent Registered Public
Accounting Firm
Columbia ETF Trust II | 2026

To the Board of Trustees of Columbia ETF Trust II and Shareholders of Columbia EM Core ex-China ETF, Columbia India
Consumer ETF and Columbia Research Enhanced Emerging Economies ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting Columbia ETF Trust II, hereafter collectively referred to as the “Funds”) as of
March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United
States of America.
*The financial statements for Columbia India Consumer ETF are presented on a stand-alone basis as of and for the year ended March 31, 2026 and for Columbia India Consumer
ETF and its subsidiary on a consolidated basis for prior periods.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
May 26, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia EM Core ex-China ETF
Columbia India Consumer ETF*
Columbia Research Enhanced Emerging Economies ETF

Federal Income Tax Information
(Unaudited)
Columbia ETF Trust II | 2026

The Funds hereby designate the following tax attributes for the fiscal year ended March 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income.  For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Foreign taxes.  The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
Fund
Qualified
dividend
income (%)
Foreign
taxes
paid
to
foreign
countries
($)
Foreign
taxes
paid
per
share
to
foreign
countries
($)
Foreign
source
income ($)
Foreign
source
income
per
share ($)
Columbia EM Core ex-China ETF 38 .03 4,857,647 0.13 37,773,111 1.01
Columbia Research Enhanced Emerging Economies ETF 52 .13 699,303 0.07 5,523,183 0.54

Columbia ETF Trust II
290 Congress Street
Boston, MA 02210
ANN279_(05/26)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing.
Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS
Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise
Financial, Inc.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Columbia Management Investment Advisers, LLC, the funds’ investment advisor, is responsible for bearing expenses associated with Independent Trustees’ compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant’s financial statements included on Item 7 of this Form N-CSR for further detail.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting. During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Columbia Threadneedle’s oversight.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia ETF Trust II

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	May 26, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Chief Financial Officer and Principal Financial Officer

Date:	May 26, 2026

By:	/s/ Marybeth Pilat
Name:	Marybeth Pilat
Title:	Treasurer, Chief Accounting Officer and Principal Financial Officer

Date:	May 26, 2026